Note 21 - Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of deferred tax assets and liabilities [text block]

Deferred tax liabilities

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	669,830	27,508	104,346	801,684
Translation differences	(64)	15	600	551
Charged to other comprehensive income	-	-	1,719	1,719
Income statement (credit) / charge	(94,099)	16,009	7,877	(70,213)
At December 31, 2022	575,667	43,532	114,542	733,741

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	702,415	15,255	125,793	843,463
Translation differences	(461)	-	(2,059)	(2,520)
Decrease due to sale of subsidiaries (*)	(637)	-	-	(637)
Charged to other comprehensive income	-	-	4,061	4,061
Income statement (credit) / charge	(31,487)	12,253	(23,449)	(42,683)
At December 31, 2021	669,830	27,508	104,346	801,684

Deferred tax assets

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)
Translation differences	(345)	114	747	(245)	271
Charged to other comprehensive income	-	-	-	954	954
Income statement charge / (credit)	(389)	(95,229)	174,427	18,934	97,743
At December 31, 2022	(25,817)	(180,152)	(310,589)	(156,984)	(673,542)

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)
Translation differences	506	606	80	1,195	2,387
Decrease due to sale of subsidiaries (*)	-	93	-	11	104
Charged to other comprehensive income	-	-	-	2,587	2,587
Income statement charge / (credit)	(4,381)	201	(5,694)	26,538	16,664
At December 31, 2021	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)

(*)Related to Geneva sale. See note 6 to these Consolidated Financial Statements.

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Year ended December 31,
	2022	2021
Deferred tax assets to be recovered after 12 months	(171,717)	(611,552)
Deferred tax liabilities to be settled after 12 months	688,124	782,128

Deferred tax [text block]
	Year ended December 31,
	2022	2021
Deferred tax assets	(208,870)	(245,547)
Deferred tax liabilities	269,069	274,721
	60,199	29,174

	Year ended December 31,
	2022	2021
At the beginning of the year	29,174	49,211
Translation differences	822	(133)
Decrease due to sale of subsidiaries	-	(533)
Charged to other comprehensive income	2,673	6,648
Income statement charge / (credit)	27,530	(26,019)
At the end of the year	60,199	29,174